UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22800

DELAWARE IVY HIGH INCOME OPPORTUNITIES FUND

(Exact Name as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

(Address of Principal Executive Office) (Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 to June 30, 2021

DELAWARE IVY HIGH INCOME OPPORTUNITIES FUND

(prior to July 1, 2021, known as Ivy High Income Opportunities Fund)

Proxy Voting Record

Vote Summary Report

Reporting Period: 07/01/2020 to 06/30/2021

Location(s): All Locations

Institution Account(s): 10 Ivy High Income Opportunities Fund

California Resources Corporation

Meeting Date:	05/12/2021	Country:	USA	Primary Security ID:	13057Q305
Record Date:	03/15/2021	Meeting Type:	Annual	Ticker:	CRC

		Shares Voted:	15,145

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1.1	Elect Director Douglas E. Brooks	Mgmt	For	For	For

1.2	Elect Director Tiffany (TJ) Thom Cepak	Mgmt	For	For	For

1.3	Elect Director James N. Chapman	Mgmt	For	For	For

1.4	Elect Director Mark A. (Mac) McFarland	Mgmt	For	For	For

1.5	Elect Director Julio M. Quintana	Mgmt	For	For	For

1.6	Elect Director William B. Roby	Mgmt	For	For	For

1.7	Elect Director Andrew Bremner	Mgmt	For	For	For

2	Ratify KPMG LLP as Auditors	Mgmt	For	For	For

3	Advisory Vote to Ratify Named Executive Officers’ Compensation	Mgmt	For	Refer	Against

4	Advisory Vote on Say on Pay Frequency	Mgmt	One Year	One Year	One Year

McDermott International Ltd.

Meeting Date:	05/14/2021	Country:	Bermuda	Primary Security ID:	G5924V106
Record Date:	03/15/2021	Meeting Type:	Annual	Ticker:	MCDIF

		Shares Voted:	255,261

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1	Appoint David Dickson as Chairman of the Meeting	Mgmt	For	For	For

2.1	Elect Director Craig Broderick	Mgmt	For	Refer	Withhold

2.2	Elect Director Neil Bruce	Mgmt	For	Refer	Withhold

2.3	Elect Director David Dickson	Mgmt	For	Refer	Withhold

2.4	Elect Director Barbara Duganier	Mgmt	For	Refer	Withhold

2.5	Elect Director Andrew Gould	Mgmt	For	Refer	Withhold

2.6	Elect Director Alan Hirshberg	Mgmt	For	Refer	Withhold

2.7	Elect Director Nils Larsen	Mgmt	For	Refer	Withhold

2.8	Elect Director Lee McIntire	Mgmt	For	Refer	Withhold

2.9	Elect Director Paul Soldatos	Mgmt	For	Refer	Withhold

3	Amend Bye-laws	Mgmt	For	Refer	For

4	Approve Alteration to the Memorandum of Association	Mgmt	For	Refer	For

5	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE IVY HIGH INCOME OPPORTUNITIES FUND

(Registrant)

By:	/s/ Shawn K. Lytle
Shawn K. Lytle, President and Chief Executive Officer

Date:	August 31, 2021